Annual Total Returns [BarChart] - BlackRock Ultra Short-Term Bond ETF - BlackRock Ultra Short-Term Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2014	0.44%
Annual Return 2015	0.17%
Annual Return 2016	1.19%
Annual Return 2017	1.53%
Annual Return 2018	2.26%
Annual Return 2019	3.18%
Annual Return 2020	1.63%